SCHEDULE OF ACCOUNTS PAYABLE AND OTHER PAYABLES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts payable	$ 17,871	$ 10,848
Accruals	4,878,896	11,964,341
Prefunding from remittance customers	40,910,632	45,522,545
Incentives received for credit card program	700,521	700,521
Prefunding from airtime customers	874,889	936,740
Current portion of finance lease liabilities		38,437
Cash received for the subscription of Convertible Promissory Note	1,058,005	1,058,072
Accrued interest	3,990,177	468,076
Tax payable	11,102	16,367
Other payables	716,938	684,023
Total	$ 53,159,031	$ 61,399,970